Acquisitions and Divestitures - Acquisition of Solid Opinion and Termination of Agreement wth Tree Motion (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 18, 2019 USD ($) a $ / shares shares	Feb. 19, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Acquisitions and Divestitures
Amount received on share issued | $			$ 7,800,000	$ 7,800,000
cash consideration for land | $				$ 10,000,000
Tree Motion Sdn. Bhd. ("Tree Motion")
Acquisitions and Divestitures
Acquisition percentage	51.00%
Number of shares issued | shares	25,500,000
Number Of Acres Acquired | a	250
Shares issued, price per share (in dollars per share) | $ / shares	$ 2.00
SolidOpinion, Inc ("SolidOpinion")
Acquisitions and Divestitures
Number of common stock ("Escrow Shares") held in escrow (in shares) | shares		450,000
Amount received on share issued | $		$ 2,500,000
Number of shares exchange | shares		4,500,000
Tree Manufacturing Sdn. Bhd | Tree Motion Sdn. Bhd. ("Tree Motion")
Acquisitions and Divestitures
Acquisition percentage	11.22%
Number of shares issued | shares	12,190,000
cash consideration for land | $	$ 620,000